RETIREMENT PLANS	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
RETIREMENT PLANS
RETIREMENT PLANS

Defined Benefit Plan

We maintain defined benefit pension plans that provide retirement benefits to current hourly employees at the Androscoggin and Bucksport mills, and prior hourly employees at the Sartell mill who were hired prior to July 1, 2004.  Employees hired after June 30, 2004, who are not eligible to participate in the pension plans receive an additional company contribution to their accounts under our 401(k) savings plan (see “Other Benefits” discussion below).  The pension plans provide defined benefits based on years of credited service times a specified flat dollar benefit rate.

During 2012, a curtailment loss of $1.5 million was recognized in Restructuring charges on the consolidated statements of operations due to a reduction in headcount associated with the closure of the Sartell mill.  The curtailment loss included $0.6 million of amortization of prior service cost and a net actuarial loss of $0.9 million.

During 2011, a curtailment loss of $1.9 million was recognized in Restructuring charges on the consolidated statements of operations due to a reduction in headcount associated with the paper machine shutdowns.  The curtailment loss included $0.4 million of amortization of prior service cost and a net actuarial loss of $1.5 million.

The following table summarizes the components of net periodic pension cost for the years ended December 31, 2012, 2011, and 2010:

	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010
Components of net periodic pension cost:
Service cost	$7,082	$6,694	$6,107
Interest cost	2,876	2,521	2,088
Expected return on plan assets	(2,791)	(2,234)	(1,849)
Curtailment	1,517	1,921	—
Amortization of prior service cost	740	1,176	1,784
Amortization of actuarial loss	1,648	393	90
Net periodic pension cost	$11,072	$10,471	$8,220

The following table provides detail on prior service cost and net actuarial loss recognized in Accumulated other comprehensive income at December 31, 2012 and 2011:

(Dollars in thousands)	2012	2011
Amounts recognized in Accumulated other comprehensive income:
Prior service cost	$2,574	$3,885
Net actuarial loss	22,364	19,828

The estimated net actuarial loss and prior service cost that will be amortized from Accumulated other comprehensive income into net periodic pension cost during 2013 is $1.6 million and $0.7 million, respectively.  We expect no plan assets to be returned to the company in 2013.

We make contributions that are sufficient to fully fund our actuarially determined costs, generally equal to the minimum amounts required by the Employee Retirement Income Security Act, or “ERISA.”  We made contributions of $10.7 million in 2012, $9.6 million in 2011, and $4.9 million in 2010, respectively, to the pension plans.  New legislation, titled Moving Ahead for Progress in the 21st Century, or “MAP-21,” has the effect of spreading the expected funding requirements over a longer period of time.  This relief had an immediate impact of reducing our estimated minimum funding requirement by $0.4 million for 2012.  After the enactment of MAP-21, our required contribution to the pension plan during 2013 will be $0.4 million for the 2012 plan year and $0 for the 2013 plan year.

The following table sets forth a reconciliation of the plans’ benefit obligation, plan assets and funded status at December 31, 2012 and 2011:

	Year Ended December 31,
(Dollars in thousands)	2012	2011
Change in Projected Benefit Obligation:
Benefit obligation at beginning of period	$67,686	$47,131
Service cost	7,082	6,693
Interest cost	2,876	2,521
Actuarial loss	4,915	10,647
Benefits paid	(1,560)	(793)
Curtailment	945	1,487
Benefit obligation on December 31	$81,944	$67,686
Change in Plan Assets:
Plan assets at fair value, beginning of fiscal year	$38,883	$29,258
Actual net return (loss) on plan assets	3,520	801
Employer contributions	10,685	9,617
Benefits paid	(1,560)	(793)
Plan assets at fair value, end of fiscal year	$51,528	$38,883
Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets	$(30,416)	$(28,803)

The accumulated benefit obligation at December 31, 2012 and 2011, is $81.9 million and $67.7 million, respectively.

The following table summarizes expected future pension benefit payments:

(Dollars in thousands)
2013	$1,671
2014	1,926
2015	2,166
2016	2,470
2017	2,922
2018-2022	23,907

We evaluate our actuarial assumptions annually as of December 31 (the measurement date) and consider changes in these long-term factors based upon market conditions and the requirements of ASC Topic 715.  These assumptions are used to calculate benefit obligations as of December 31 of the current year, and pension expense to be recorded for the following year.  The discount rate assumption reflects the yield on a portfolio of high quality fixed-income instruments that have a similar duration to the plans’ liabilities.  The expected long-term rate of return assumption reflects the average return expected on the assets invested to provide for the plans’ liabilities.

The actuarial assumptions used in the defined benefit pension plans were as follows:

	2012	2011	2010
Weighted average assumptions used to determine benefit obligations as of December 31:
Discount rate	3.80%	4.30%	5.40%
Rate of compensation increase	N/A	N/A	N/A
Weighted average assumptions used to determine net periodic pension cost for the fiscal year:
Discount rate	4.30%	5.40%	6.00%
Rate of compensation increase	N/A	N/A	N/A
Expected long-term return on plan assets	6.50%	6.50%	7.50%

The following table provides the pension plan’s asset allocation on December 31, 2012 and 2011:

	Allocation of Plan Assets
	2012 Targeted Allocation	Allocation on December 31, 2012	2011 Targeted Allocation	Allocation on December 31, 2011
Other securities:	70% - 80%		70% - 80%
Money market funds		1%		3%
Fixed income funds		66%		65%
Other funds		1%		3%
Equity securities:	20% - 30%		20% - 30%
Domestic equity funds - large cap		22%		21%
Domestic equity funds - small cap		5%		4%
International equity funds		5%		4%

ASC Topic 820 provides a common definition of fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions used to value the assets or liabilities (see Note 14 – Fair Value of Financial Instruments for more detail).  The following table sets forth by level, within the fair value hierarchy, the pension plans’ assets at fair value as of December 31, 2012 and 2011.

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2012
Fixed income funds	$34,021	$34,021	$—	$—
Domestic equity funds - large cap	11,346	—	11,346	—
Domestic equity funds - small cap	2,693	2,693	—	—
International equity funds	2,331	1,164	1,167	—
Money market funds	632	632	—	—
Other funds	505	505	—	—
Total assets at fair value	$51,528	$39,015	$12,513	$—
December 31, 2011
Fixed income funds	$25,274	$—	$25,274	$—
Domestic equity funds - large cap	8,165	—	8,165	—
Domestic equity funds - small cap	1,555	—	1,555	—
International equity funds	1,555	—	1,555	—
Money market funds	1,167	—	1,167	—
Other funds	1,167	—	1,167	—
Total assets at fair value	$38,883	$—	$38,883	$—
Fair value is determined based on the net asset value of units held by the plan at period end.

Our primary investment objective is to ensure, over the long-term life of the pension plans, an adequate pool of sufficiently liquid assets to support the benefit obligations.  In meeting this objective, the pension plans seek to achieve a high level of investment return through long-term stock and bond investment strategies, consistent with a prudent level of portfolio risk.  Any volatility in investment performance compared to investment objectives should be explainable in terms of general economic and market conditions.  Our targeted pension fund asset allocation was updated during the second quarter of 2011.  The expected return on plan assets assumption for 2013 will be 6.50 percent.  The expected long-term rate of return on plan assets reflects the weighted-average expected long-term rates of return for the broad categories of investments currently held in the plans (adjusted for expected changes), based on historical rates of return for each broad category, as well as factors that may constrain or enhance returns in the broad categories in the future.  The expected long-term rate of return on plan assets is adjusted when there are fundamental changes in expected returns in one or more broad asset categories and when the weighted-average mix of assets in the plans changes significantly.

Defined Contribution Plan

We sponsor a defined contribution plan to provide salaried, Quinnesec hourly, and certain Bucksport hourly employees an opportunity to accumulate personal funds and to provide additional benefits for retirement.

As determined by the provisions of the plan, we contribute annually a percentage of employee earnings.  The percentage is based on age and years of credited service for employees who were hired prior to July 1, 2004 and a fixed percentage of earnings to employees who were hired after June 30, 2004.  Expense under this plan was $5.6 million, $7.6 million, and $8.2 million for the years ended December 31, 2012, 2011, and 2010 respectively.

Other Benefits

We sponsor a 401(k) plan to provide salaried and hourly employees an opportunity to accumulate personal funds and to provide additional benefits for retirement.  Contributions may be made on a before-tax or after-tax basis to the plan.  Matching contributions under the plan were $7.2 million, $8.6 million, and $7.6 million for the years ended December 31, 2012, 2011, and 2010, respectively.